Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Lease Obligations [Abstract]
Schedule of future minimum rental payments under noncancelable operating lease arrangements
2023	$17,996
2024	16,887
2025	16,538
2026	14,307
2027	14,593
Thereafter	19,685
Total minimum payments	$100,006
Less: Imputed interest	10,903
Present value of lease liabilities	$89,103